Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

13003569

NYSE EURONEXT

Received SEC

OCT 02 2013

Washington, DC 20549
CERT NYS
File No. 001-11840

October 2, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THE ALLSTATE CORPORATION, Depositary Shares each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 30, 2013. Tentative listing date – October 4, 2013.

Sincerely,

Ed Mecabe

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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